EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Stock options
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	282,737	1,462,933
Treasury RSUs
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	7,500	0